CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Increase (Decrease) in Stockholders' Equity
Balance at the beginning	$ 20,578,418	$ 7,146,051	$ 7,146,051	$ 5,000
Sale of 24,300,287 Units, net of underwriting discounts and offering expenses				$ 214,438,838
Sale of units (in shares)				24,300,287
Sale of 3,500,000 Private Placement Units				$ 35,000,000
Sale of Private Placement Warrants				6,860,057
Ordinary shares subject to redemption (as restated)				(243,002,870)
Over-allotment option liability				(296,905)
Derecognition of deferred underwriting fee			8,322,442
Remeasurement for Class A ordinary shares subject to redemption amount	(16,999,995)		(3,625,617)
Expenses paid by the Sponsor				669,106
Net income (loss)	(127,955)	1,010,040	8,735,542	(6,527,175)
Balance at the end	1,773,701	8,156,091	20,578,418	7,146,051
Additional Paid-in Capital
Increase (Decrease) in Stockholders' Equity
Balance at the beginning	18,389,006	13,692,181	13,692,181	24,280
Sale of 24,300,287 Units, net of underwriting discounts and offering expenses				214,436,408
Sale of 3,500,000 Private Placement Units				34,999,650
Sale of Private Placement Warrants				6,860,057
Ordinary shares subject to redemption (as restated)				(243,000,440)
Surrender and cancellation of Founder Shares				25
Over-allotment option liability				(296,905)
Derecognition of deferred underwriting fee			8,322,442
Remeasurement for Class A ordinary shares subject to redemption amount	(16,637,434)		(3,625,617)
Expenses paid by the Sponsor				669,106
Balance at the end	74,805	13,692,181	18,389,006	13,692,181
Accumulated Deficit
Increase (Decrease) in Stockholders' Equity
Balance at the beginning	2,188,367	(6,547,175)	(6,547,175)	(20,000)
Remeasurement for Class A ordinary shares subject to redemption amount	(362,395)
Net income (loss)	(127,955)	1,010,040	8,735,542	(6,527,175)
Balance at the end	1,698,017	(5,537,135)	2,188,367	(6,547,175)
Class A ordinary share
Increase (Decrease) in Stockholders' Equity
Remeasurement for Class A ordinary shares subject to redemption amount	(166)
Class A ordinary share | Common Stock
Increase (Decrease) in Stockholders' Equity
Balance at the beginning	$ 350	$ 350	$ 350
Balance at the beginning (in shares)	3,500,000	3,500,000	3,500,000
Remeasurement for Class A ordinary shares subject to redemption amount	$ (166)
Balance at the end	$ 184	$ 350	$ 350	$ 350
Balance at the end (in shares)	1,836,240	3,500,000	3,500,000	3,500,000
Class A ordinary shares subject to possible redemption
Increase (Decrease) in Stockholders' Equity
Remeasurement for Class A ordinary shares subject to redemption amount	$ (16,999,995)			$ (12,681,484)
Class A ordinary shares subject to possible redemption | Common Stock
Increase (Decrease) in Stockholders' Equity
Balance at the beginning	$ 350	$ 350	$ 350	$ 0
Balance at the beginning (in shares)	3,500,000	3,500,000	3,500,000	0
Sale of 24,300,287 Units, net of underwriting discounts and offering expenses				$ 2,430
Sale of units (in shares)				24,300,287
Sale of 3,500,000 Private Placement Units				$ 350
Sale of Private Placement Units (in shares)					3,500,000
Ordinary shares subject to redemption (as restated)				$ (2,430)
Ordinary shares subject to redemption (as restated) (in shares)				(24,300,287)
Balance at the end			$ 350	$ 350
Balance at the end (in shares)			3,500,000	3,500,000
Class B Common Stock | Common Stock
Increase (Decrease) in Stockholders' Equity
Balance at the beginning	$ 695	$ 695	$ 695	$ 720
Balance at the beginning (in shares)	6,950,072	6,950,072	6,950,072	7,200,000
Surrender and cancellation of Founder Shares				$ (25)
Surrender and cancellation of Founder Shares (in shares)				(249,928)
Balance at the end	$ 695	$ 695	$ 695	$ 695
Balance at the end (in shares)	6,950,072	6,950,072	6,950,072	6,950,072